Finance Receivables And Loans, Net (Financing Receivable Credit Quality Indicators) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 100,328	$ 99,055
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	100,327
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	56,417	53,715
Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net		9,821
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	8,443
Performing Financing Receivable [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	56,088	53,455
Performing Financing Receivable [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	8,251	9,439
Nonperforming Financing Receivable [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	329	260
Nonperforming Financing Receivable [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 192	$ 382